Lease (Tables)	6 Months Ended
Apr. 30, 2026
Leases [Abstract]
Schedule of Leases Cost

Supplemental balance sheet information related to operating leases was as follows:

	April 30, 2026	October 31, 2025
Operating lease assets, net	$760,269	$154,556
ROU assets	882,426	316,234
Accumulated amortization	(122,157)	(161,678)
Operating lease liabilities – current	290,326	52,217
Operating lease liabilities – non-current	426,626	54,331
Total operating lease liabilities	$716,952	$106,548
	For the six months ended April 30,
	2026	2025
Financing cash payments for finance leases	$—	$11,695

Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of April 30, 2026:

Year ended October 31,	Operating Leases
2026	$186,464
2027	309,816
2028	251,228
Total lease payments	747,508
Less: Imputed interest	(30,556)
Present value of lease liabilities	716,952
Less: Current lease liabilities	290,326
Long-term lease liabilities	426,626